American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
November 30, 2025

Multisector Income ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 48.4%
Aerospace and Defense — 1.1%
Boeing Co., 5.71%, 5/1/40	205,000	210,771
Carpenter Technology Corp., 5.625%, 3/1/34(1)	185,000	188,256
Spirit AeroSystems, Inc., 4.60%, 6/15/28	650,000	653,899
TransDigm, Inc., 4.625%, 1/15/29	800,000	790,799
		1,843,725
Automobile Components — 0.4%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	735,000	742,856
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	333,032
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	710,000	704,211
		1,037,243
Banks — 4.1%
Bank of Montreal, VRN, 7.70%, 5/26/84	1,031,000	1,097,578
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	415,000	440,975
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	295,000	316,156
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	650,000	638,684
Comerica, Inc., VRN, 5.98%, 1/30/30	635,000	662,080
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	590,000	592,028
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	349,000	366,169
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	695,000	695,843
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	445,000	424,529
Intesa Sanpaolo SpA, VRN, 4.95%, 6/1/42(1)	510,000	435,330
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	610,000	643,125
Zions Bancorp NA, 3.25%, 10/29/29	910,000	850,417
		7,162,914
Biotechnology — 0.4%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	500,000	492,843
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)(2)	200,000	209,591
		702,434
Building Products — 1.0%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	412,000	410,625
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,050,000	998,840
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	135,000	139,385
Standard Industries, Inc., 4.375%, 7/15/30(1)	155,000	150,421
		1,699,271
Capital Markets — 3.7%
Ares Strategic Income Fund, 5.70%, 3/15/28	203,000	205,780
Blackstone Private Credit Fund, 5.95%, 7/16/29	260,000	265,982
Blue Owl Capital Corp., 3.40%, 7/15/26	410,000	406,826
Blue Owl Capital Corp., 5.95%, 3/15/29	356,000	360,596
Blue Owl Credit Income Corp., 7.75%, 1/15/29	945,000	999,984
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,071,000	1,073,869
Blue Owl Technology Finance Corp., 6.75%, 4/4/29(3)	460,000	468,553
Deutsche Bank AG, VRN, 4.875%, 12/1/32	1,110,000	1,111,568
Golub Capital BDC, Inc., 7.05%, 12/5/28	445,000	468,686
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	405,000	407,659
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	205,000	203,576
HPS Corporate Lending Fund, 6.25%, 9/30/29(3)	199,000	205,152

LPL Holdings, Inc., 5.15%, 6/15/30	215,000	219,892
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	175,000	174,466
		6,572,589
Chemicals — 0.8%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	285,000	112,048
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	680,000	242,699
Celanese U.S. Holdings LLC, 6.50%, 4/15/30(3)	680,000	679,349
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	390,000	392,434
		1,426,530
Commercial Services and Supplies — 0.5%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	845,000	872,459
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	935,000	918,083
Construction Materials — 0.4%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	193,000	200,570
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	414,000	431,432
		632,002
Consumer Finance — 1.3%
Ally Financial, Inc., 8.00%, 11/1/31	250,000	284,624
Bread Financial Holdings, Inc., 6.75%, 5/15/31(1)	465,000	475,293
OneMain Finance Corp., 6.125%, 5/15/30	115,000	116,942
OneMain Finance Corp., 7.50%, 5/15/31	379,000	398,494
PRA Group, Inc., 8.875%, 1/31/30(1)	273,000	283,361
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	775,000	781,400
		2,340,114
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	194,000	196,894
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	135,000	136,257
		333,151
Diversified REITs — 3.0%
American Assets Trust LP, 3.375%, 2/1/31	620,000	568,247
Brandywine Operating Partnership LP, 8.875%, 4/12/29	655,000	709,961
Global Net Lease, Inc., 4.50%, 9/30/28(1)	790,000	770,718
Highwoods Realty LP, 5.35%, 1/15/33	415,000	416,896
Kilroy Realty LP, 4.25%, 8/15/29	575,000	565,025
Kilroy Realty LP, 3.05%, 2/15/30	130,000	120,600
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	595,000	629,352
Piedmont Operating Partnership LP, 6.875%, 7/15/29	79,000	83,989
Piedmont Operating Partnership LP, 5.625%, 1/15/33	615,000	619,943
Trust Fibra Uno, 4.87%, 1/15/30(1)	149,000	144,152
Trust Fibra Uno, 8.25%, 1/23/37(1)	515,000	585,366
		5,214,249
Diversified Telecommunication Services — 1.1%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,232,000	1,302,422
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	694,406	711,888
		2,014,310
Electric Utilities — 2.8%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	710,000	709,678
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	330,000	327,937
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	330,000	330,421
Duke Energy Florida LLC, 4.20%, 12/1/30	179,000	179,413
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	546,000	550,467
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	650,000	651,159
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	528,000	534,949
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	550,690

RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	153,000	152,264
Southern Co., Series B, VRN, 4.00%, 1/15/51	112,000	112,146
VoltaGrid LLC, 7.375%, 11/1/30(1)	359,000	358,250
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)	525,000	534,102
		4,991,476
Electronic Equipment, Instruments and Components — 0.3%
Amphenol Corp., 4.40%, 2/15/33	480,000	478,083
Entertainment — 0.7%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	595,000	580,571
Warnermedia Holdings, Inc., 5.05%, 3/15/42	704,000	563,756
		1,144,327
Financial Services — 1.8%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	455,714
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	620,000	621,958
Essent Group Ltd., 6.25%, 7/1/29	530,000	554,405
NMI Holdings, Inc., 6.00%, 8/15/29	488,000	505,607
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	542,000	569,322
Rocket Cos., Inc., 6.125%, 8/1/30(1)	200,000	207,768
Rocket Cos., Inc., 6.375%, 8/1/33(1)	130,000	136,294
UWM Holdings LLC, 6.25%, 3/15/31(1)	150,000	150,761
		3,201,829
Food Products — 0.2%
MARB BondCo PLC, 3.95%, 1/29/31(1)	379,000	342,546
Gas Utilities — 0.4%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	199,995
Spire, Inc., VRN, 6.25%, 6/1/56	430,000	426,864
		626,859
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc., 4.90%, 12/15/30(2)	205,000	206,239
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	920,000	952,725
		1,158,964
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	625,000	607,752
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	605,000	541,771
CVS Health Corp., VRN, 7.00%, 3/10/55	184,000	193,653
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(3)	357,000	366,806
		1,709,982
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/28(1)(4)	646,000	578,717
Hotels, Restaurants and Leisure — 1.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(3)	765,000	724,531
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	117,000	121,195
Carnival Corp., 6.125%, 2/15/33(1)	597,000	615,336
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	340,000	349,888
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	159,000	163,758
		1,974,708
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	499,000	502,001
TopBuild Corp., 3.625%, 3/15/29(1)	475,000	458,682
		960,683
Independent Power and Renewable Electricity Producers — 0.6%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	476,000	480,842
Saavi Energia SARL, 8.875%, 2/10/35(1)	550,000	591,597
		1,072,439

Insurance — 0.9%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	495,000	519,050
F&G Annuities & Life, Inc., 6.50%, 6/4/29	164,000	171,118
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	496,000	488,145
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	493,000	483,564
		1,661,877
Interactive Media and Services — 0.5%
Meta Platforms, Inc., 4.60%, 11/15/32	705,000	715,746
Meta Platforms, Inc., 4.875%, 11/15/35	240,000	242,694
		958,440
IT Services — 0.5%
CoreWeave, Inc., 9.25%, 6/1/30(1)	415,000	383,277
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	500,000	503,539
		886,816
Machinery — 1.0%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	605,000	610,892
Chart Industries, Inc., 7.50%, 1/1/30(1)	180,000	187,774
Chart Industries, Inc., 9.50%, 1/1/31(1)	474,000	506,414
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	470,000	495,263
		1,800,343
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	308,000	323,270
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	691,000	690,457
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	615,000	627,900
Cox Communications, Inc., 5.70%, 6/15/33(1)	306,000	309,445
Discovery Communications LLC, 3.95%, 3/20/28	321,000	304,950
Discovery Communications LLC, 4.125%, 5/15/29	470,000	457,531
Gray Media, Inc., 7.25%, 8/15/33(1)	605,000	606,519
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,335,000	1,324,938
Paramount Global, 4.375%, 3/15/43	587,000	442,078
Paramount Global, VRN, 6.25%, 2/28/57	310,000	302,064
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	525,000	512,213
TEGNA, Inc., 4.625%, 3/15/28	670,000	664,419
Univision Communications, Inc., 7.375%, 6/30/30(1)	611,000	620,376
		6,862,890
Metals and Mining — 0.3%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	101,000	105,721
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	314,000	324,166
Commercial Metals Co., 6.00%, 12/15/35(1)	35,000	35,676
		465,563
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	352,000	347,261
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,065,000	1,129,839
		1,477,100
Multi-Utilities — 1.1%
NiSource, Inc., 5.35%, 7/15/35	591,000	606,771
Sempra, VRN, 4.125%, 4/1/52	832,000	811,283
WEC Energy Group, Inc., VRN, 5.625%, 5/15/56	541,000	549,428
		1,967,482
Oil, Gas and Consumable Fuels — 3.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	405,000	422,698
Ecopetrol SA, 7.75%, 2/1/32	250,000	256,765
Enbridge, Inc., VRN, 6.00%, 1/15/77	750,000	753,142
EQT Corp., 7.50%, 6/1/27	425,000	431,732

Expand Energy Corp., 6.75%, 4/15/29(1)	73,000	73,538
Expand Energy Corp., 5.375%, 3/15/30	450,000	456,387
Matador Resources Co., 6.50%, 4/15/32(1)	701,000	712,438
Ovintiv, Inc., 7.20%, 11/1/31	227,000	252,465
Ovintiv, Inc., 7.375%, 11/1/31	188,000	210,387
Ovintiv, Inc., 7.10%, 7/15/53	190,000	204,620
Petroleos Mexicanos, 5.95%, 1/28/31	1,305,000	1,260,786
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	237,000	232,261
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	261,000	267,744
Santos Finance Ltd., 5.75%, 11/13/35(1)	579,000	580,801
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(1)	232,000	227,795
Sunoco LP, 7.00%, 5/1/29(1)	453,000	471,886
		6,815,445
Passenger Airlines — 0.5%
American Airlines, Inc., 7.25%, 2/15/28(1)(3)	337,000	345,252
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	29	30
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	345,000	345,852
Latam Airlines Group SA, 7.875%, 4/15/30(1)	247,000	259,120
		950,254
Personal Care Products — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	805,000	810,955
Pharmaceuticals — 0.6%
1261229 BC Ltd., 10.00%, 4/15/32(1)	450,000	465,611
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	200,000	193,430
Royalty Pharma PLC, 4.45%, 3/25/31(3)	450,000	449,369
		1,108,410
Real Estate Management and Development — 0.4%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	112,000	121,766
Forestar Group, Inc., 6.50%, 3/15/33(1)	605,000	623,252
		745,018
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	385,000	400,632
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	145,000	155,414
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	200,000	212,694
		768,740
Software — 0.4%
Oracle Corp., 4.80%, 9/26/32	695,000	683,464
Specialized REITs — 0.5%
SBA Communications Corp., 3.125%, 2/1/29	869,000	831,367
Specialty Retail — 1.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	59,000	60,265
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	590,000	601,526
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	610,000	616,196
Wayfair LLC, 6.75%, 11/15/32(1)	600,000	613,712
		1,891,699
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	720,000	762,789
Wireless Telecommunication Services — 0.9%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	446,000	456,935
T-Mobile USA, Inc., 6.70%, 12/15/33	931,000	1,050,766
		1,507,701
TOTAL CORPORATE BONDS (Cost $84,389,979)		85,032,166
ASSET-BACKED SECURITIES — 12.2%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	613,725	613,913

Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	400,000	391,467
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, SEQ, 6.00%, 8/17/48(1)	616,000	620,706
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)	321,181	308,617
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)	100,000	97,759
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	82,224	81,410
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	754,706	732,777
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)	800,000	814,372
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)	682,746	627,580
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	350,000	245,705
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)	775,000	759,403
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)	570,000	573,710
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)	512,078	513,178
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	CAD 350,000	343,504
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)	678,000	676,279
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	691,000	657,627
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	306,000	292,078
Flexential Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	240,000	236,264
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	445,000	445,039
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	262,008	217,143
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.67%, (30-day average SOFR plus 1.60%), 8/25/54(1)	328,810	329,742
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	198,326	204,392
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	611,000	619,921
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	691,008	702,507
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	323,000	327,477
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)	68,100	67,395
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	544,000	546,110
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	664,643	516,366
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	217,845	211,206
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	750,000	517,342
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	102,687	101,560
PowerPay Issuance Trust, Series 2025-1A, Class A, SEQ, 5.23%, 11/18/41(1)	448,176	450,056
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	142,909	145,099
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	862,842
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	286,000	287,738
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	300,000	303,548
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)	856,835	865,091
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	562,000	569,008
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	504,000	516,123
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	361,100	345,629
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	167,000	165,304
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	940,500	952,049
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	625,963	644,596
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	425,000	419,535
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	475,000	492,847
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	526,972	537,888
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	405,914	410,832
TOTAL ASSET-BACKED SECURITIES (Cost $21,273,955)		21,360,734
CONVERTIBLE PREFERRED SECURITIES — 7.3%
Banks — 6.6%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	294,000	298,056
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	807,246
Banco Davivienda SA, 6.65%(1)	281,000	256,378
Banco Mercantil del Norte SA, 5.875%(1)	425,000	419,973

Banco Santander SA, 4.75%	800,000	791,122
Barclays PLC, 8.00%	822,000	872,330
BNP Paribas SA, 8.50%(1)	1,120,000	1,196,467
Danske Bank AS, 4.375%	1,029,000	1,027,612
HSBC Holdings PLC, 6.00%	800,000	806,128
HSBC Holdings PLC, 6.875%	200,000	207,653
ING Groep NV, 7.50%	600,000	625,482
Lloyds Banking Group PLC, 6.75%	1,021,000	1,034,644
Nordea Bank Abp, 6.625%(1)	975,000	984,094
Skandinaviska Enskilda Banken AB, 6.875%	1,000,000	1,028,222
Societe Generale SA, 9.375%(1)	785,000	838,306
Standard Chartered PLC, 7.75%(1)	221,000	229,474
Svenska Handelsbanken AB, 4.375%	200,000	198,053
		11,621,240
Capital Markets — 0.7%
UBS Group AG, 9.25%(1)	1,175,000	1,293,420
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $12,709,162)		12,914,660
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 6.6%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	128,638	125,728
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	209,769	203,056
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	366,989	319,190
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(1)	280,042	282,233
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	648,730	626,024
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	491,216	494,489
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	282,281	285,485
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	633,839	640,204
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	350,840	351,554
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	117,157	117,080
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	543,788	546,324
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	821,950	834,364
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	211,934	188,204
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	406,000	411,589
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	89,818	80,629
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	277,571	280,426
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	379,355	384,449
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	883,663	890,434
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	654,421	662,104
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	362,670	364,729
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	332,973	334,827
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	310,586	311,305
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	120,526	120,655
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	344,257	350,016
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	555,959	561,917
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	264,521	268,022
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	109,661	109,838
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	121,445	121,576
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	207,485	208,589
Sequoia Mortgage Trust, Series 2025-12, Class A4, SEQ, VRN, 5.50%, 12/25/55(1)	950,000	956,828
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.47%, (30-day average SOFR plus 3.40%), 11/25/33(1)	145,489	146,779
		11,578,647
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.22%, (30-day average SOFR plus 2.15%), 9/25/42(1)	51,511	51,775
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.07%, (30-day average SOFR plus 2.00%), 6/25/43(1)	59,480	59,665

FNMA, Series 2022-R09, Class 2M1, VRN, 6.57%, (30-day average SOFR plus 2.50%), 9/25/42(1)	141,878	143,684
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	3,987,307	511,721
FNMA, Series 2024-R01, Class 1M1, VRN, 5.12%, (30-day average SOFR plus 1.05%), 1/25/44(1)	448,470	448,217
		1,215,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,580,683)		12,793,709
U.S. TREASURY SECURITIES — 4.2%
U.S. Treasury Bonds, 4.625%, 11/15/55	3,130,000	3,107,992
U.S. Treasury Notes, 4.625%, 9/15/26(5)	475,000	478,525
U.S. Treasury Notes, 1.625%, 10/31/26(5)	438,000	430,069
U.S. Treasury Notes, 4.375%, 12/31/29(5)	660,000	680,264
U.S. Treasury Notes, 3.625%, 8/31/30	2,115,000	2,117,479
U.S. Treasury Notes, 3.625%, 9/30/30	555,000	555,607
TOTAL U.S. TREASURY SECURITIES (Cost $7,299,709)		7,369,936
PREFERRED SECURITIES — 2.9%
Banks — 1.2%
Bank of America Corp., 4.375%	385,000	380,008
Citigroup, Inc., 3.875%	780,000	777,520
Citigroup, Inc., 4.00%	235,000	235,712
JPMorgan Chase & Co., 3.65%	208,000	206,242
KeyCorp, 5.00%	430,000	429,672
		2,029,154
Capital Markets — 0.3%
Charles Schwab Corp., 4.00%	584,000	580,048
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)	475,000	518,678
Oil, Gas and Consumable Fuels — 0.9%
Energy Transfer LP, 6.50%	760,000	765,184
Sunoco LP, 7.875%(1)	350,000	356,384
Venture Global LNG, Inc., 9.00%(1)	485,000	413,208
		1,534,776
Trading Companies and Distributors — 0.2%
Air Lease Corp., 4.65%	385,000	381,544
TOTAL PREFERRED SECURITIES (Cost $5,072,417)		5,044,200
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
FHLMC, 5.00%, 6/1/52	195,356	196,552
FHLMC, 5.50%, 4/1/54	1,932,632	1,972,637
FNMA, 5.50%, 5/1/53	1,822,408	1,848,429
FNMA, 6.00%, 9/1/53	895,194	928,617
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,825,826)		4,946,235
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	145,000	120,076
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	734,169
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	123,900
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	276,117
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	103,968
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	400,000	374,256
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.07%, (1-month SOFR plus 2.11%), 6/15/27(1)	207,000	207,855
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.57%, (1-month SOFR plus 1.61%), 11/15/38(1)	414,000	411,150
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	247,571
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	248,512

Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.47%, (1-month SOFR plus 1.51%), 3/15/38(1)	420,700	417,449
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	116,401
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	250,000	252,656
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	117,000	107,350
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,597,117)		3,741,430
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.42%, (1-month SOFR plus 1.46%), 11/15/36(1)	201,079	201,046
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.22%, (1-month SOFR plus 2.26%), 9/15/35(1)	280,863	281,099
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 5.68%, (3-month SOFR plus 1.80%), 1/18/38(1)	475,000	475,783
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.81%, (3-month SOFR plus 1.96%), 11/15/28(1)	276,153	276,966
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.64%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,460
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 5.65%, (3-month SOFR plus 1.75%), 1/15/38(1)	475,000	475,661
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 5.68%, (3-month SOFR plus 1.80%), 10/20/34(1)	825,000	826,649
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,773,021)		2,787,664
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Argentina — 0.4%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)	645,000	648,902
Brazil — 0.3%
Brazil Government International Bonds, 6.625%, 3/15/35	592,000	613,223
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	209,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,445,011)		1,472,025
BANK LOAN OBLIGATIONS(6) — 0.6%
Passenger Airlines — 0.3%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28	470,450	470,617
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 7.92%, (1-month SOFR plus 4.00%), 4/23/31	628,650	622,285
TOTAL BANK LOAN OBLIGATIONS (Cost $1,094,587)		1,092,902
MUNICIPAL SECURITIES — 0.4%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30(1) (Cost $705,000)	705,000	709,260
SHORT-TERM INVESTMENTS — 9.9%
Money Market Funds — 9.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,285,970	15,285,970
State Street Navigator Securities Lending Government Money Market Portfolio(7)	2,099,393	2,099,393
TOTAL SHORT-TERM INVESTMENTS (Cost $17,385,363)		17,385,363
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $175,151,830)		176,650,284
OTHER ASSETS AND LIABILITIES — (0.5)%		(818,093)
TOTAL NET ASSETS — 100.0%		$175,832,191

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	56	March 2026	$6,146,875	$2,078
U.S. Treasury 10-Year Notes	165	March 2026	18,701,719	39,433
U.S. Treasury 10-Year Ultra Notes	239	March 2026	27,772,547	72,801
U.S. Treasury Long Bonds	8	March 2026	939,500	4,110
			$53,560,641	$118,422
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $98,394,911, which represented 56.0% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,038,329. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,249,945.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,099,393.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$85,032,166	—
Asset-Backed Securities	—	21,360,734	—
Convertible Preferred Securities	—	12,914,660	—
Collateralized Mortgage Obligations	—	12,793,709	—
U.S. Treasury Securities	—	7,369,936	—
Preferred Securities	—	5,044,200	—
U.S. Government Agency Mortgage-Backed Securities	—	4,946,235	—
Commercial Mortgage-Backed Securities	—	3,741,430	—
Collateralized Loan Obligations	—	2,787,664	—
Sovereign Governments and Agencies	—	1,472,025	—
Bank Loan Obligations	—	1,092,902	—
Municipal Securities	—	709,260	—
Short-Term Investments	$17,385,363	—	—
	$17,385,363	$159,264,921	—
Other Financial Instruments
Futures Contracts	$118,422	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.